Share-based compensation - Summary of Fair Value and Weighted Average Assumptions of the Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value of options granted (per option)	$ 1.11	$ 0.29
Expected volatility	86.90%	83.60%
Expected life of options (years)	3 years 4 months 24 days	3 years 3 months
Expected forfeiture rate	0.50%	0.60%